EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Representative Warrants
EQUITY
Schedule of warrants valuation assumptions

April 28, 2022
Stock price	$6.00
Risk-free interest rate	2.86%
Volatility	32.19%
Exercise price	$7.50
Dividend yield	$0

Follow-on warrants
EQUITY
Schedule of warrants valuation assumptions

June 2, 2023
Stock price	$17.15
Risk-free interest rate	3.84%
Volatility	99.27%
Exercise price	$18.00
Dividend yield	$0

Registered direct offering warrants
EQUITY
Schedule of warrants valuation assumptions

April 29, 2024
Stock price	$40.93
Risk-free interest rate	4.65%
Volatility	36.79%
Exercise price	$44.14
Dividend yield	$0

February 7, 2025
Stock price	$57.53
Risk-free interest rate	4.34%
Volatility	34.22%
Exercise price	$58.07
Dividend yield	$0

August 8, 2025
Stock price	$69.88
Risk-free interest rate	3.84%
Volatility	32.64%
Exercise price	$65.00
Dividend yield	$0

Inducement warrants
EQUITY
Schedule of warrants valuation assumptions

November 4, 2024
Stock price	$69.71
Risk-free interest rate	4.17%
Volatility	31.96%
Exercise price	$70.00
Dividend yield	$0

PIPE warrants
EQUITY
Schedule of warrants valuation assumptions

September 9, 2025
Stock price	$65.68
Risk-free interest rate	3.54%
Volatility	50.01%
Exercise price	$76.80
Dividend yield	$0

Warrants
EQUITY
Schedule of representative's warrants and warrants activities

		Weighted	Weighted Average
		Average	Remaining Term
	Number of Warrants	Exercise Price	(Years)
Outstanding as of January 1, 2023	169,302	7.50	4.33
Issued	2,000,000	$18.00
Exercised	(1,190,629)	17.25
Forfeited or expired	—	—
Outstanding as of December 31, 2023	978,673	$17.09	4.33
Issued	1,302,760	$57.07
Exercised	(1,404,988)	$29.49
Forfeited or expired	—	—
Outstanding as of December 31, 2024	876,445	$56.65	4.48
Issued	2,442,203	$73.70
Exercised	(1,463,491)	$70.42
Forfeited or expired	—	—
Outstanding as of December 31, 2025	1,855,157	$68.24	2.40